Directors', supervisors' and senior management's emoluments	12 Months Ended
Dec. 31, 2020
Directors', supervisors' and senior management's emoluments [abstract]
Directors', supervisors' and senior management's emoluments
37	Directors’, supervisors’ and senior management’s emoluments
(a)	Pre-tax benefits and social insurance of directors and supervisors

The remuneration of every director and supervisor of the Company for the year ended 31 December 2020 is set out below:

			Performance
	Fees	Basic salaries	bonuses	Pension	Total
Name of director
Mr. Zhao Keyu[1,8]	—	215	836	135	1,186
Mr. Zhaoping[2,8]	—	212	789	123	1,124
Mr. Huang Jian	—	—	—	—	—
Mr. Wang Kui[2]	—	—	—	—	—
Mr. Lu Fei[2]	—	—	—	—	—
Mr. Teng Yu2	—	—	—	—	—
Mr. Mi Dabin	—	—	—	—	—
Mr. Cheng Heng	—	—	—	—	—
Mr. Li Haifeng[3]	—	—	—	—	—
Mr. Lin Chong	—	—	—	—	—
Mr. Xu Mengzhou	300	—	—	—	300
Mr. Liu Jizhen	300	—	—	—	300
Mr. Xu Haifeng	300	—	—	—	300
Mr. Zhang Xianzhi	300	—	—	—	300
Mr. Xia Qing[2]	150	—	—	—	150
Mr. Shu Yinbiao[4]	—	—	—	—	—
Mr. Wang Yongxiang[5]	—	—	—	—	—
Mr. Guo Hongbo[6]	—	—	—	—	—
Mr. Yue Heng[5]	150	—	—	—	150

Sub-total	1,500	427	1,625	258	3,810

Name of supervisor
Mr. Li Shuqing[2]	—	—	—	—	—
Mr. Mu Xuan	—	—	—	—	—
Mr. Ye Cai[2]	—	—	—	—	—
Mr. Gu Jianguo	—	—	—	—	—
Ms. Zhang Xiaojun	—	150	761	122	1,033
Mr. Xu Jianping[2]	—	79	357	77	513
Mr. Ye Xiangdong[5]	—	—	—	—	—
Ms. Zhang Mengjiao[5]	—	—	—	—	—
Mr. Zhang Xiancheng[5]	—	75	408	55	538

Sub-total	—	304	1,526	254	2,084

Total	1,500	731	3,151	512	5,894

37	Directors’, supervisors’ and senior management’s emoluments (continued)
(a)	Pre-tax benefits and social insurance of directors and supervisors (continued)

The remuneration of every director and supervisor of the Company for the year ended 31 December 2019 is set out below:

			Performance
	Fees	Basic salaries	bonuses	Pension	Total
Name of director
Mr. Zhao Keyu[1]	—	—	—	—	—
Mr. Shu Yinbiao[4]	—	—	—	—	—
Mr. Cao Peixi[7]	—	—	—	—	—
Mr. Huang Jian	—	—	—	—	—
Mr. Wang Yongxiang	—	—	—	—	—
Mr. Mi Dabin	—	—	—	—	—
Mr. Guo Hongbo	—	—	—	—	—
Mr. Cheng Heng	—	—	—	—	—
Mr. Lin Chong	—	—	—	—	—
Mr. Yue Heng	300	—	—	—	300
Mr. Xu Mengzhou	300	—	—	—	300
Mr. Liu Jizhen	300	—	—	—	300
Mr. Xu Haifeng	300	—	—	—	300
Mr. Zhang Xianzhi	300	—	—	—	300

Sub-total	1,500	—	—	—	1,500

Name of supervisor
Mr. Ye Xiangdong	—	—	—	—	—
Mr. Mu Xuan	—	—	—	—	—
Ms. Zhang Mengjiao	—	—	—	—	—
Mr. Gu Jianguo	—	—	—	—	—
Ms. Zhang Xiaojun	—	150	529	131	810
Mr. Zhang Xiancheng	—	154	529	131	814

Sub-total	—	304	1,058	262	1,624

Total	1,500	304	1,058	262	3,124

37	Directors’, supervisors’ and senior management’s emoluments (continued)
(a)	Pre-tax benefits and social insurance of directors and supervisors (continued)

The remuneration of every director and supervisor of the Company for the year ended 31 December 2018 is set out below:

	Fees	Basic salaries	Performance salaries	Pension	Total

Name of director
Mr. Shu Yinbiao	—	—	—	—	—
Mr. Cao Peixi	—	—	—	—	—
Mr. Liu Guoyue	—	—	—	—	—
Mr. Fan Xiaxia	—	—	—	—	—
Mr. Huang Jian	—	—	—	—	—
Mr. Wang Yongxiang	—	—	—	—	—
Mr. Mi Dabin	—	—	—	—	—
Mr. Guo Hongbo	—	—	—	—	—
Mr. Cheng Heng	—	—	—	—	—
Mr. Lin Chong	—	—	—	—	—
Mr. Yue Heng	74	—	—	—	74
Mr. Xu Mengzhou	74	—	—	—	74
Mr. Liu Jizhen	74	—	—	—	74
Mr. Xu Haifeng	74	—	—	—	74
Mr. Zhang Xianzhi	74	—	—	—	74

Sub-total	370	—			370

Name of supervisor
Mr. Ye Xiangdong	—	—	—	—	—
Mr. Mu Xuan	—	—	—	—	—
Ms. Zhang Mengjiao	—	—	—	—	—
Mr. Gu Jianguo	—	—	—	—	—
Ms. Zhang Xiaojun	—	154	476	130	760
Mr. Zhu Daqing	—	66	250	63	379
Mr. Zhang Xiancheng	—	36	87	22	145

Sub-total	—	256	813	215	1,284

Total	370	256	813	215	1,654

1	Appointed on 5 March 2020
2	Appointed on 16 June 2020
3	Appointed on 22 December 2020
4	Appointed on 30 January 2019 and resigned on 5 March 2020
5	Resigned on 16 June 2020
6	Resigned on 22 December 2020
7	Resigned on 30 January 2019
8	Remuneration for the whole year ended 31 December 2020
37	Directors’, supervisors’ and senior management’s emoluments (continued)
(a)	Pre-tax benefits and social insurance of directors and supervisors (continued)

During the year, no option was granted to the directors or the supervisors (2019 and 2018: nil).

During the year, no emolument was paid to the directors or the supervisors (including the five highest paid employees) as an inducement to join or upon joining the Company or as compensation for loss of office (2019 and 2018: nil).

No director or supervisor had waived or agreed to waive any emoluments during the years 2020, 2019 and 2018.

(b)	Five highest paid individuals

The five individuals whose emoluments were the highest in the Group for the year included two directors (2019 and 2018: no director). Directors emoluments are reflected in the analysis presented above. The emoluments payable to all the three (2019: five; 2018: five) individuals during the year (within the range of nil to RMB1.033 million) are as follows:

	For the year ended 31 December
	2020	2019	2018

Basic salaries	552	1,578	1,500
Performance bonuses	2,167	2,329	2,100
Pension	376	695	679

Total	3,095	4,602	4,279